Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Consolidated Commitments in the Next Five Years and Periods Thereafter

As at December 31, 2019, consolidated unconditional minimum purchase obligations were as follows.

(in millions)	Total	Due within 1 year	Due in year 2	Due in year 3	Due in year 4	Due in year 5	Due after 5 years
Waneta Expansion capacity agreement (1)	$2,628	51	52	53	54	55	2,363
Gas and fuel purchase obligations (2)	2,398	606	424	349	255	140	624
Power purchase obligations (3)	1,743	244	183	168	163	119	866
Renewable PPAs (4)	1,513	104	104	104	103	103	995
Build-transfer agreement - Oso Grande (5)	438	438	—	—	—	—	—
ITC easement agreement (6)	401	13	13	13	13	13	336
Renewable energy credit purchase agreements (7)	124	26	18	17	10	10	43
Debt collection agreement (8)	116	3	3	3	3	3	101
Other (9)	299	36	26	24	25	29	159
Total	$9,660	1,521	823	731	626	472	5,487

(1)
FortisBC Electric entered into an agreement to purchase capacity from Waneta Expansion. In April 2019 the Waneta Expansion ceased to be a related party, resulting in the disclosure of FortisBC Electric's agreement to purchase capacity from the Waneta Expansion over the 40-year agreement that began in April 2015.

(2)
FortisBC Energy ($1.5 billion): includes contracts for the purchase of gas, gas transportation and storage services, with expiry dates from 2020 to 2062. FortisBC Energy's gas purchase obligations are based on gas commodity indices that vary with market prices and the obligations are based on index prices as at December 31, 2019.

UNS Energy ($775 million): includes long-term contracts for the purchase and delivery of coal to fuel generating facilities, the purchase of gas transportation services to meet load requirements, and the purchase of transmission services for purchased power. Amounts paid for coal depend on actual quantities purchased and delivered. Certain contracts have price adjustment clauses that will affect future costs. These contracts have various expiry dates between 2020 and 2040.

(3)
Maritime Electric ($669 million): includes an agreement entitling Maritime Electric to approximately 4.55% of the output of New Brunswick Power's Point Lepreau nuclear generating station and requiring Maritime Electric to pay its share of the station's capital operating costs for the life of the unit. Maritime Electric also has two take-or-pay contracts for the purchase of either capacity or energy, expiring in February 2024.

FortisOntario ($653 million): an agreement with Hydro-Québec for the supply of up to 145 MW of capacity and a minimum of 537 GWh of associated energy annually from January 2020 through December 2030.

FortisBC Electric ($344 million): an agreement with BC Hydro to purchase up to 200 MW of capacity and 1,752 GWh of associated energy annually for a 20-year term beginning October 1, 2013.

(4)
TEP and UNS Electric are party to renewable PPAs, with expiry dates from 2031 through 2043, that require TEP and UNS Electric to purchase 100% of the output of certain renewable energy generating facilities once commercial operation is achieved. Amounts are the estimated future payments.

(5)
In March 2019 UNS Energy entered into a build-transfer agreement to develop a wind-powered electric generation facility, the Oso Grande Wind Project, with estimated project cost of US$384 million. Construction commenced in the third quarter of 2019 and is expected to be completed by December 2020. UNS Energy made payments of US$47 million in 2019 and US$226 million in January 2020 under this agreement.

(6)
ITC is party to an agreement with Consumers Energy, the primary customer of METC, which provides METC with an easement for transmission purposes and rights-of-way, leasehold interests, fee interests and licences associated with the land over which its transmission lines cross. The agreement expires in December 2050, subject to 10 potential 50-year renewals thereafter.

(7)
UNS Energy and Central Hudson are party to renewable energy credit purchase agreements, mainly for the purchase of environmental attributions from retail customers with solar installations or other renewable generation. Payments are primarily made at contractually agreed-upon intervals based on metered energy production.

(8)
Maritime Electric is party to a debt collection agreement with PEI Energy Corporation for the initial capital cost of the submarine cables and associated parts of the New Brunswick transmission system interconnection. Payments under the agreement, which expires in February 2056, will be collected from customers in future rates.

(9)
Includes land easements, asset retirement obligations and joint-use asset and shared service agreements.